ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	12 Months Ended
Dec. 31, 2023 segment data_center
Product Information [Line Items]
Number of operational data center	7
Number of operating segments | segment	2
Georgia
Product Information [Line Items]
Number of operational data center	2
Kentucky
Product Information [Line Items]
Number of operational data center	1
North Carolina
Product Information [Line Items]
Number of operational data center	1
North Dakota
Product Information [Line Items]
Number of operational data center	1
Texas
Product Information [Line Items]
Number of operational data center	2